Non-Current Assets - Plant And Equipment (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Property [Line Items]
Net carrying amounts	$ 742,583	$ 387,380
Additions	1,532,656	498,749
Disposals	(58,722)
Depreciation charge for the year	(378,002)	(143,546)
Net carrying amounts	1,838,515	742,583
Gross carrying amount [member]
Property [Line Items]
Net carrying amounts	1,448,142
Net carrying amounts	2,787,761	1,448,142
Accumulated depreciation and amortisation [member]
Property [Line Items]
Net carrying amounts	(705,559)
Net carrying amounts	$ (949,246)	$ (705,559)